Employee Benefits - Summary of Weighted Average Exercise Price For Both Share-based Payment Plans (Detail)	Dec. 31, 2021 € / shares	Dec. 31, 2021 shares	Dec. 31, 2021 Options	Dec. 31, 2021 Units	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options		30,385	8,880,029	8,880,029	20,964	5,402	0
Management Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options | Units				7,253,823
Exercise price | € / shares	€ 0.0021
Employee Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options | Units				1,626,206
Exercise price | € / shares	€ 0.0021